BlackRock U.S. Impact Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Shares
Shares Value
Common Stocks — 98.8%
Auto Components — 2.8%
Aptiv plc
(a)
......................... 1,283 $ 175,232
Building Products — 0.6%
View, Inc., Class A
(a)
.................. 14,541 38,243
Capital Markets — 0.8%
(a)
AEA-Bridges Impact Corp., Class A ........ 802 7,908
Natural Order Acquisition Corp. .......... 4,570 44,557
52,465
Containers & Packaging — 4.3%
Ball Corp. ......................... 2,733 265,374
Diversified Consumer Services — 5.1%
(a)
Chegg , Inc. ........................ 1,984 52,516
Coursera, Inc. ...................... 2,371 48,155
Duolingo , Inc., Class A ................ 354 35,404
Stride, Inc. ........................ 5,154 180,751
316,826
Electric Utilities — 4.5%
Avangrid , Inc. ...................... 6,020 281,254
Electronic Equipment, Instruments & Components — 2.1%
(a)
Itron , Inc. ......................... 944 58,528
Trimble, Inc. ....................... 1,010 72,882
131,410
Equity Real Estate Investment Trusts (REITs) — 4.0%
Boston Properties, Inc. ................ 1,101 123,400
Sun Communities, Inc. ................ 671 126,792
250,192
Food & Staples Retailing — 4.3%
Grocery Outlet Holding Corp.
(a)
........... 10,412 264,257
Food Products — 0.8%
Darling Ingredients, Inc.
(a)
.............. 762 48,593
Health Care Equipment & Supplies — 10.8%
(a)
Boston Scientific Corp. ................ 10,328 443,071
IDEXX Laboratories, Inc. ............... 444 225,241
668,312
Health Care Providers & Services — 2.2%
(a)
1Life Healthcare, Inc. ................. 3,512 39,194
Cano Health, Inc., Class A .............. 12,234 70,712
Oak Street Health, Inc. ................ 1,520 26,418
136,324
Health Care Technology — 6.0%
Veeva Systems, Inc., Class A
(a)
.......... 1,578 373,260
Independent Power and Renewable Electricity Producers — 5.2%
Brookfield Renewable Corp. ............ 9,521 325,809
Internet & Direct Marketing Retail — 1.0%
Etsy, Inc.
(a)
........................ 412 64,717
IT Services — 12.9%
Jack Henry & Associates, Inc. ........... 2,521 423,049
PayPal Holdings, Inc.
(a)
................ 1,204 207,016
Remitly Global, Inc.
(a)
................. 1,995 24,279
Shopify, Inc., Class A
(a)(b) (c)
.............. 78 75,211
Square, Inc., Class A
(a)
................ 593 72,518
802,073
Security
Shares
Shares Value
Life Sciences Tools & Services — 8.5%
Agilent Technologies, Inc. .............. 1,742 $ 242,695
Danaher Corp. ..................... 1,002 286,362
529,057
Machinery — 1.3%
Xylem, Inc. ........................ 737 77,400
Pharmaceuticals — 13.2%
Royalty Pharma plc, Class A ............ 10,559 422,465
Zoetis, Inc. ........................ 1,973 394,186
816,651
Professional Services — 4.0%
ICF International, Inc. ................. 2,633 248,529
Semiconductors & Semiconductor Equipment — 1.6%
(a)
Allegro MicroSystems , Inc. ............. 1,820 51,652
First Solar, Inc. ..................... 595 46,636
98,288
Software — 2.0%
(a)
Alkami Technology, Inc. ................ 2,464 37,798
Everbridge , Inc. ..................... 1,055 53,931
Rapid7, Inc. ....................... 349 33,619
125,348
Specialty Retail — 0.8%
EVgo , Inc., Class A
(a)(c)
................ 5,899 48,667
Total Common Stocks — 98.8%
(Cost: $6,567,315) ............................... 6,138,281
Warrants — 0.2%
Building Products — 0.0%
View, Inc. (Issued/exercisable 03/11/21, 1 share
for 1 warrant, Expires 03/08/26, Strike Price
USD 11.50)
(a)
.................... 1,004 301
Capital Markets — 0.2%
(a)
AEA-Bridges Impact Corp. (Issued/exercisable
11/10/20, 1 share for 1 warrant, Expires
12/31/25, Strike Price USD 11.50) ...... 7,451 5,066
Natural Order Acquisition Corp. (Issued/
exercisable 02/23/21, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD 11.50) . 13,145 3,285
8,351
Total Warrants — 0.2%
(Cost: $0) ..................................... 8,652
Total Long-Term Investments — 99.0%
(Cost: $6,567,315) ............................... 6,146,933
Short-Term Securities — 3.2%
(b)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 124,161 124,161
SL Liquidity Series, LLC, Money Market Series,
0.17%
(e)
........................ 75,107 75,115
Total Short-Term Securities — 3.2%
(Cost: $199,276) ................................. 199,276
Total Investments — 102.2%
(Cost: $6,766,591 ) ............................... 6,346,209
Liabilities in Excess of Other Assets — (2.2)% ............. (133,709)
Net Assets — 100.0% ............................... $ 6,212,500

BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/22
Shares
Held at
01/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 128,840 $ — $ (4,679) $ — $ — $ 124,161 124,161 $ 5 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 939,405 — (864,253) (37) — 75,115 75,107 4,922
(b)
—
$ (37) $ — $ 199,276 $ 4,927 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar

BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 6,146,933 $ — $ — $ 6,146,933
Short-Term Securities ....................................... 124,161 — — 124,161
$ 6,271,094 $ — $ — $ 6,271,094
Investments Valued at NAV
(a)
..................................... 75,115
$ —
$ 6,346,209
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.